Stock-Based Compensation - Narrative (Details)		12 Months Ended	46 Months Ended
	Feb. 28, 2022	Dec. 31, 2025	Dec. 31, 2025 shares
Stock-Based Compensation
Compensation deferral percentage		50.00%
Maximum share delivery period		5 years
Merger exchange ratio	0.2838
Number of additional shares granted under the plans			0
Vesting period of Restricted stock non performance awards		3 years